Hedge accounting (Detail 3) - USD ($) $ in Billions	Dec. 31, 2024	Dec. 31, 2023
Interest rate swaps
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	$ 234	$ 247
Interest rate swaps | Due within 1 month
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	3	1
Interest rate swaps | Due between 1 and 3 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	9	7
Interest rate swaps | Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	38	29
Interest rate swaps | Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	118	142
Interest rate swaps | Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	66	68
Cross-currency swaps
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	68	34
Cross-currency swaps | Due within 1 month
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	2	1
Cross-currency swaps | Due between 1 and 3 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	1	2
Cross-currency swaps | Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	8	2
Cross-currency swaps | Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	45	22
Cross-currency swaps | Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	$ 12	$ 7